Organization and Business Background	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Business Background
NOTE 1 — ORGANIZATION AND BUSINESS BACKGROUND
Organization and General
CSLM ACQUISITION CORP. (the “Company”) is a blank check company incorporated in the Cayman Islands as an exempted company on April 13, 2021. The Company was incorporated for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”). We intend to effectuate our initial Business Combination using cash from the proceeds of the Initial Public Offering and the sale of the Private Placement Warrants, our capital stock, debt or a combination of cash, stock and debt. The Company’s unaudited condensed financial statements include CSLM Merger Sub, Inc. and CSLM Holdings, Inc., both wholly-owned subsidiaries of CSLM Acquisition Corp. and are presented on a consolidated basis (the “Financial Statements”).
The Company is not limited to a particular industry or geographic location for purposes of consummating a Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.
As of March 31, 2025, the Company had not commenced any operations. All activity from April 13, 2021 (inception) through March 31, 2025 relates to the Company’s formation, the initial public offering (“Initial Public Offering” or “IPO”), which is described below, and pursuit of a business combination. The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company will generate non-operating
income in the form of dividend and interest income from the proceeds derived from the Initial Public Offering. The Company has selected December 31 as its fiscal year end.
On July 13, 2023, the Company submitted a certificate of incorporation of name change to the Cayman Islands Registry of Companies to change our name from “Consilium Acquisition Corp I, LTD.” to “CSLM Acquisition Corp.”. The name change of the Company to CSLM Acquisition Corp. was effected on Nasdaq at the open of trading on July 18, 2023 and continued trading under the same ticker symbol “CSLM”. The name change does not affect the rights of the Company’s securities holders.
Financing
On January 18, 2022, the Company consummated its Initial Public Offering of 18,975,000 units (the “Units”), including the issuance of 2,475,000 Units as a result of the underwriter’s exercise of its over-allotment option. Each Unit consists of one Class A ordinary share of the Company, par value $0.0001 per share (an “Ordinary Share”), one right to acquire one-tenth
of an Ordinary Share, and
one-half
of one redeemable warrant of the Company. Each whole warrant entitles the holder thereof to purchase one
Ordinary Share for $11.50 per share, subject to adjustment. The Units were sold at a price of $10.00 per Unit, generating gross proceeds to the Company of $189,750,000.
Substantially concurrently with the closing of the Initial Public Offering, the Company completed the private sale of 7,942,500 private placement warrants (the “Private Placement Warrants”) at a purchase price of $1.00 per Private Placement Warrant, to the Company’s sponsor, Consilium Acquisition Sponsor I, LLC (the “Sponsor”), generating gross proceeds to the Company of $7,942,500. The Private Placement Warrants are identical to the warrants sold as part of the Units in the Initial Public Offering except that, so long as they are held by the Sponsor or its permitted transferees: (1) they will not be redeemable by the Company (except in certain redemption scenarios when the price per Ordinary Share equals or exceeds $10.00 (as adjusted)); (2) they (including the Ordinary Shares issuable upon exercise of these warrants) may not, subject to certain limited exceptions, be transferred, assigned or sold by the Sponsor until 30 days after the completion of the Company’s initial business combination; (3) they may be exercised by the holders on a cashless basis; and (4) they (including the Ordinary Shares issuable upon exercise of these warrants) are entitled to registration rights.
A total of $2,250,000 was deposited to the Company’s operating account and a total of $191,647,500, comprised of a portion of proceeds from the IPO and the sale of the Private Placement Warrants, was placed in a U.S.-based trust account at JP Morgan Chase Bank, N.A., maintained by Continental Stock Transfer & Trust Company, acting as trustee (the “Trust Account”). Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay its taxes, if any, the funds held in the Trust Account will not be released from the Trust Account until the earliest to occur of: (1) the Company’s completion of an initial business combination; (2) the redemption of any public shares properly submitted in connection with a shareholder vote to amend the Company’s amended and restated memorandum and articles of association (A) to modify the substance or timing of the Company’s obligation to allow redemption in connection with its initial business combination or to redeem 100% of the Company’s public shares if the Company does not complete its initial business combination by October 18, 2024 after depositing $70,000 into the Trust Account for each one month Extension or (B) with respect to any other provision relating to shareholders’ rights or pre-initial
business combination activity; and (3) the redemption of the Company’s public shares if the Company has not completed its initial business combination by October 18, 2024, subject to applicable law.
On July 13, 2023 as approved by its shareholders at an extraordinary general meeting held on July 13, 2023 (the “Special Meeting”), The Company, and its trustee, Continental Stock Transfer & Trust Company amended (the “Amendment”) the Investment Management Trust Agreement, dated as of January 12, 2022 (the “Trust Agreement”), by and between the Company and Continental Stock Transfer & Trust Company (the “Trustee”) and the Company, in order to allow the Company to extend the time to complete a business combination by fifteen (15) additional one (1) month periods until, October 18, 2024 (the “Termination Date”) by depositing into the Trust Account $70,000 for each one-month extension. At the Special Meeting, the shareholders of the Company approved a special resolution to the Articles of Association to extend the time to consummate a business combination until October 18, 2024 and the Amendment in accordance with the Company’s Amended and Restated Memorandum of Association and Articles of Association (the “Articles of Association”).
In connection with the shareholders’ vote at the Special Meeting, 14,202,813 Class A shares were tendered for redemption. Shareholders validly redeemed their shares for $149,486,187, or approximately $10.53 per class A share. The trustee processed the redemptions on July 11, 2023 and distributed amounts from the Trust Account to the redeeming shareholders on July 26, 2023.
Immediately after the Special Meeting, the Company extended the time to complete the business combination by one (1) month to August 18, 2023, and deposited the sum of $70,000 into the Trust Account in accordance with the terms of the Trust Agreement. As of March 31, 2025, the Company has exercised thirteen (13) of the fifteen (15) additional one (1) month extension periods, depositing an aggregate of $630,000 into the Trust Account, to extend the time to complete the business combination to April 18, 2024.
On August 18, 2024, as approved by its shareholders at the annual general meeting held on August 18, 2024 (the “Annual Meeting”), the Company and its trustee, Continental Stock Transfer & Trust Company, amended the Investment Management Trust Agreement dated January 12, 2022, as amended on July 13, 2023, in order to allow the Company to extend the time to complete a business combination on a month-to-month basis, until July 18, 2025 (the “Extended Termination Date” or the “Extended Combination Period”) by placing $30,000 into the Company’s Trust Account. As of March 31, 2025, the Company has exercised eight (8) additional one-month extension periods, depositing an aggregate of $240,000 into the Trust Account to extend the time to complete the business combination to April 18, 2025. On April 14, 2025, the Company deposited $30,000 into the Company’s trust account to further extend the amount of time it has available to complete a business combination to May 18, 2025 (see Note 10). On May 14, 2025, the Company deposited $30,000 into the Company’s trust account in order to further extend the amount of time it has available to complete a business combination to June 18, 2025 (see Note 10).

Merger Agreement
On January 22, 2024, the Company entered into a Merger Agreement, by and among the Company, CSLM Merger Sub Inc. (“Merger Sub”), and Fusemachines Inc., a Delaware corporation (“Fusemachines”) (as it may be amended and/or restated from time to time, the “Merger Agreement”). The Merger Agreement provides that, among other things and upon the terms and subject to the conditions thereof, Merger Sub will merge with and into Fusemachines, after which Fusemachines will be the surviving corporation and a wholly owned subsidiary of the Company.
On August 27, 2024, the Company entered into an amendment to the Merger Agreement (the “Merger Agreement Amendment”) whereby the Company will continue out of the Cayman Islands and into the State of Delaware to re-domicile and become a newly formed Delaware corporation by means of a merger with the Company, pursuant to the Cayman Islands Companies law and the applicable provisions of the Delaware General Corporation Law, with such newly formed Delaware corporation becoming the surviving corporation in the merger. In addition the Merger Agreement Amendment includes a provision that increases the amount the Company may borrow from the Sponsor from $2,000,000 to $2,750,000.
On February 4, 2025, the Company issued a third amended and restated promissory note (the “3rd A&R WC Promissory Note”) pursuant to which the Company may borrow up to an aggregate principal amount of $3,000,000. The 3rd A&R Promissory Note additionally includes a conversion feature whereby, notwithstanding the foregoing in the event of the Business Combination, the outstanding balance may be repaid at the Sponsor’s discretion, in cash or $1,491,000 of the principal and accrued and unpaid interest shall be converted into the Company’s Class A ordinary shares at a share price of four dollars ($4.00), the balance of which shall be payable in cash at the closing of the Business Combination.
On February 4, 2025, Fusemachines, the Company, and CSLM Merger Sub, Inc. entered into the second amendment to the Merger Agreement (the “2nd Amendment”) which amends the Merger Agreement dated January 22, 2024 and the Merger Agreement Amendment dated August 27, 2024 (together, the “Original Merger Agreement”). The 2nd Amendment (a) amends the definition of the “PIPE Investment Amount” to mean the sum of (i) $8,840,000, and (ii) the Contingent PIPE Investment Amount, if any; and (b) removes the delay fees incurred in connection with delivery of Fusemachines’ financial statements.
In connection with the 2nd Amendment, an affiliate (the “Sponsor Affiliate”) of the Sponsor, provided financing to Fusemachines in the amount of $2,160,000, in exchange for a new convertible note which note shall convert into shares of common stock of Fusemachines at a price of $0.44 per share (a) automatically at the time of the Business Combination, or (b) on July 12, 2025 at the option of the holder, if not, then payable in cash (the “Escrow Note”). The funds from the Escrow Note shall be put in an escrow account held at Continental Stock Transfer and Trust Company, CSLM’s transfer agent (“CST”) pursuant to an escrow agreement among CSLM, the Sponsor Affiliate, Fusemachines and CST (the “Escrow Agreement”) and shall be released to the Surviving Corporation upon the consummation of the Business Combination. In addition, the maturity dates on the two promissory notes issued by Fuse to the Sponsor Affiliate on January 25, 2024 in the amounts of $4.5 million and $2 million, were extended to July 12, 2025.
On February 4, 2025, in connection with the 2nd Amendment, the parties to that certain Subscription Agreement dated January 25, 2024 among Fusemachines, the Company, the Sponsor and an affiliate of the Sponsor (the “Subscription Agreement”), entered into an amendment to the Subscription Agreement to revise the PIPE Investment Amount to $8,840,000 (the “Subscription Agreement Amendment”).
Risks and Uncertainties
Results of operations and the Company’s ability to complete an Initial Business Combination may be adversely affected by various factors that could cause economic uncertainty and volatility in the financial markets, many of which are beyond its control. The business could be impacted by, among other things, downturns in the financial markets or in economic conditions, inflation, increases in interest rates, adverse developments affecting the financial services industry, and geopolitical instability, such as the military conflict in the Ukraine and the middle east.
Any of the foregoing consequences, including those we cannot yet predict, may cause our business, financial condition, results of operations and the price of our ordinary shares to be adversely affected. The Financial Statements do not include any adjustments that might result from the outcome of this uncertainty.
Going Concern Consideration
As of March 31, 2025 and December 31, 2024, the Company had $3,213 and $83,227 in cash, respectively, and a working capital deficit of $4,524,290 and $4,056,679, respectively, excluding Marketing Securities held in the Trust Account and the Deferred Underwriter Fee liability.
The Company’s liquidity needs through March 31, 2025 had been satisfied through a payment from the Sponsor of $25,000 for Class B ordinary shares, par value $0.0001 per share (“Class B ordinary shares” and shares thereof, “founder shares”), the Initial Public Offering and the sale of the private placement warrants (see Note 3 and Note 4). Additionally, the Company drew on an unsecured promissory note to pay certain offering costs and an unsecured promissory note bearing interest at 4.75% per annum for working capital needs.
The Company has incurred and expects to continue to incur significant costs in pursuit of its financing and acquisition plans. These conditions raise substantial doubt about the Company’s ability to continue as a going concern for a period within one year after the date that the Financial Statements are issued. Management plans to address this uncertainty through related party loans from the Sponsor, an affiliate of the Sponsor, or certain of the Company’s officers and directors or their affiliates (“Working Capital Loans”) (see Note 5) and effecting a Business Combination. However, there is no assurance that the Company’s plans to raise capital or to consummate a Business Combination will be successful or successful within the Combination Period.
The Financial Statements do not include any adjustments that might result from the outcome of this uncertainty.

NOTE 1 — ORGANIZATION AND BUSINESS BACKGROUND
Organization and General
CSLM ACQUISITION CORP. (the “Company” or “CSLM”) company incorporated in the Cayman Islands as an exempted company on April 13, 2021. The Company was incorporated for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or other similar business combination with one or more businesses (the “Business Combination”). We intend to effectuate our initial Business Combination using cash from the proceeds of the Initial Public Offering and the sale of the Private Placement Warrants, our capital stock, debt or a combination of cash, stock and debt. The Company’s financial statements include CSLM Merger Sub, Inc. and CSLM Holdings, Inc., both wholly-owned subsidiaries of CSLM Acquisition Corp. and are presented on a consolidated basis (the “Financial Statements”).
The Company is not limited to a particular industry or geographic location for purposes of consummating a Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.
As of December 31, 2024, the Company had not commenced any operations. All activity from April 13, 2021 (inception) through December 31, 2024 relates to the Company’s formation, the initial public offering (“Initial Public Offering” or “IPO”), which is described below, and pursuit of a business combination. The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company will generate non-operating
income in the form of dividend and interest income from the proceeds derived from the Initial Public Offering. The Company has selected December 31 as its fiscal year end.
On July 13, 2023, the Company submitted a certificate of incorporation of name change to the Cayman Islands Registry of Companies to change our name from “Consilium Acquisition Corp I, LTD.” to “CSLM Acquisition Corp.”. The name change of the Company to CSLM Acquisition Corp. was effected on Nasdaq at the open of trading on July 18, 2023 and continued trading under the same ticker symbol “CSLM”. The name change does not affect the rights of the Company’s securities holders.
Financing
On January 18, 2022, the Company consummated its Initial Public Offering of 18,975,000 units (the “Units”), including the issuance of 2,475,000 Units as a result of the underwriter’s exercise of its over-allotment option. Each Unit consists of one Class A ordinary share of the Company, par value $0.0001 per share (an “Ordinary Share”), one right to acquire one-tenth
of an Ordinary Share, and
one-half
of one redeemable warrant of the Company. Each whole warrant entitles the holder thereof to purchase one Ordinary Share for $11.50 per share, subject to adjustment. The Units were sold at a price of $10.00 per Unit, generating gross proceeds to the Company of $189,750,000.
Substantially concurrently with the closing of the Initial Public Offering, the Company completed the private sale of 7,942,500 private placement warrants (the “Private Placement Warrants”) at a purchase price of $1.00 per Private Placement Warrant, to the Company’s sponsor, CSLM Acquisition Sponsor I, LLC (the “Sponsor”), generating gross proceeds to the Company of $7,942,500. The Private Placement Warrants are identical to the warrants sold as part of the Units in the Initial Public Offering except that, so long as they are held by the Sponsor or its permitted transferees: (1) they will not be redeemable by the Company (except in certain redemption scenarios when the price per Ordinary Share equals or exceeds $10.00 (as adjusted)); (2) they (including the Ordinary Shares issuable upon exercise of these warrants) may not, subject to certain limited exceptions, be transferred, assigned or sold by the Sponsor until 30 days after the completion of the Company’s initial business combination; (3) they may be exercised by the holders on a cashless basis; and (4) they (including the Ordinary Shares issuable upon exercise of these warrants) are entitled to registration rights.

A total of $2,250,000 was deposited to the Company’s operating account and a total of $191,647,500, comprised of a portion of proceeds from the IPO and the sale of the Private Placement Warrants, was placed in a U.S.-based trust account at JP Morgan Chase Bank, N.A., maintained by Continental Stock Transfer & Trust Company, acting as trustee. Except with respect to interest earned on the funds held in the trust account that may be released to the Company to pay its taxes, if any, the funds held in the trust account will not be released from the trust account until the earliest to occur of: (1) the Company’s completion of an initial business combination; (2) the redemption of any public shares properly submitted in connection with a shareholder vote to amend the Company’s amended and restated memorandum and articles of association (A) to modify the substance or timing of the Company’s obligation to allow redemption in connection with its initial business combination or to redeem 100% of the Company’s public shares if the Company does not complete its initial business combination by October 13, 2024 after depositing $70,000 into the Trust Account for each one month Extension or (B) with respect to any other provision relating to shareholders’ rights or pre-initial
business combination activity; and (3) the redemption of the Company’s public shares if the Company has not completed its initial business combination by October 18, 2024 from the closing of the IPO, subject to applicable law.
On July 13, 2023 as approved by its shareholders at the Special Meeting, the Company and its trustee, Continental Stock Transfer & Trust Company amended (the “Amendment”) the Investment Management Trust Agreement, dated as of January 12, 2022 (the “Trust Agreement”) in order to allow the Company to extend the time to complete a business combination by fifteen (15) additional one (1) month periods until, October 18, 2024 (the “Termination Date”) by depositing into the Trust Account $70,000 for each one-month
extension. At the Special Meeting, the shareholders of the Company approved a special resolution to the Articles of Association to extend the time to consummate a business combination until October 18, 2024 and the Amendment in accordance with the Company’s Amended and Restated Memorandum of Association and Articles of Association (the “Articles of Association”).
In connection with the shareholders’ vote at the Special Meeting, 14,202,813 Class A shares were tendered for redemption. Shareholders validly redeemed their shares for $149,486,187, or approximately $10.53 per class A share. The trustee processed the redemptions on July 11, 2023 and distributed amounts from the Trust Account to the redeeming shareholders on July 26, 2023.
Immediately after the Special Meeting, the Company extended the time to complete the business combination by one (1) month to August 18, 2023, and deposited the sum of $70,000 into the Trust Account in accordance with the terms of the Trust Agreement. As of December 31, 2024, the Company has exercised thirteen (13) of the fifteen (15) additional one-month
extension periods, depositing an aggregate of $910,000 into the Trust Account to extend the time to complete the business combination to August 18, 2024.
On August 18, 2024, as approved by its shareholders at the annual general meeting held on August 18, 2024 (the “Annual Meeting”), the Company and its trustee, Continental Stock Transfer & Trust Company, amended the Investment Management Trust Agreement dated January 12, 2022, as amended on July 13, 2023, in order to allow the Company to extend the time to complete a business combination on a month-to-month
basis, until July 18, 2025 (the “Extended Termination Date” or the “Extended Combination Period”) by placing $30,000 into the Company’s Trust Account. As of December 31, 2024, the Company has exercised five (5) additional one-month
extension periods, depositing an aggregate of $150,000 into the Trust Account to extend the time to complete the business combination to January 18, 2025.

On January 16, 2025, the Company deposited $30,000
 into the Company’s trust account to further extend the amount of time it has available to complete a business combination to February 18, 2025. 2025 (see Note 10). On February 18, 2025, the Company deposited $
30,000 into the Company’s trust account to further extend the amount of time it has available to complete a business combination to March 18, 2025 (see Note
10
). On March 14, 2025, the Company deposited $30,000 into the Company’s trust account to further extend the amount of time it has available to complete a business combination to April 18, 2025 (see Note
10
).

Merger Agreement
On January 22, 2024, the Company entered into a Merger Agreement, by and among the Company, CSLM Merger Sub Inc. (“Merger Sub”), and Fusemachines Inc., a Delaware corporation (“Fusemachines”) (as it may be amended and/or restated from time to time, the “Merger Agreement”). The Merger Agreement provides that, among other things and upon the terms and subject to the conditions thereof, Merger Sub will merge with and into Fusemachines, after which Fusemachines will be the surviving corporation and a wholly owned subsidiary of the Company.
On August 27, 2024, the Company entered into an amendment to the Merger Agreement (the “Merger Agreement Amendment”) whereby the Company will continue out of the Cayman Islands and into the State of Delaware to re-domicile
and become a newly formed Delaware corporation by means of a merger with the Company, pursuant to the Cayman Islands Companies law and the applicable provisions of the Delaware General Corporation Law, with such newly formed Delaware corporation becoming the surviving corporation in the merger. In addition the Merger Agreement Amendment includes a provision that increases the amount the Company may borrow from the Sponsor from $2,000,000 to $2,750,000.
On February 4, 2025, the Company issued a third amended and restated promissory note (the “3 rd
A&R WC Promissory Note”) pursuant to which the Company may borrow up to an aggregate principal amount of $3,000,000. The 3 rd
A&R Promissory Note additionally includes a conversion feature whereby, notwithstanding the foregoing in the event of the Business Combination, the outstanding balance may be repaid at the Sponsor’s discretion, in cash or
$1,491,000 of the principal and accrued and unpaid interest shall be converted into the Company’s Class A ordinary shares at a share price of four dollars ($4.00), the balance of which shall be payable in cash at the closing of the Business Combination (see Note
10
).

On May 23, 2025, CSLM amended the 3rd A&R Note solely to increase the amount the Company may borrow from $3,000,000 to $4,000,000.
On February 4, 2025, Fusemachines, the Company, and CSLM Merger Sub, Inc. entered into the second amendment to the Merger Agreement (the “2 nd
Amendment”) which amends the Merger Agreement dated January 22, 2024 and the Merger Agreement Amendment dated August 27, 2024 (together, the “Original Merger Agreement”). The 2 nd
Amendment (a) amends the definition of the “PIPE Investment Amount” to mean the sum of (i) $8,840,000, and (ii) the Contingent PIPE Investment Amount, if any; and (b) removes the delay fees incurred in connection with delivery of Fusemachines’ financial statements (see Note
10
).
In connection with the 2nd Amendment, an affiliate (the “Sponsor Affiliate”) of the Sponsor, provided financing to Fusemachines in the amount of $2,160,000, in exchange for a new convertible note which note shall convert into shares of common stock of Fusemachines at a price of $0.44 per share (a) automatically at the time of the Business Combination, or (b) on July 12, 2025 at the option of the holder, if not, then payable in cash (the “Escrow Note”). The funds from the Escrow Note shall be put in an escrow account held at Continental Stock Transfer and Trust Company, CSLM’s transfer agent (“CST”) pursuant to an escrow agreement among CSLM, the Sponsor Affiliate, Fusemachines and CST (the “Escrow Agreement”) and shall be released to the Surviving Corporation upon the consummation of the Business Combination. In addition, the maturity dates on the two promissory notes issued by Fuse to the Sponsor Affiliate on January 25, 2024 in the amounts of $4.5 million and $2 million, were extended to July 12, 2025 (see Note
10
).
On February 4, 2025, in connection with the 2nd Amendment, the parties to that certain Subscription Agreement dated January 25, 2024 among Fusemachines, the Company, the Sponsor and an affiliate of the Sponsor (the “Subscription Agreement”), entered into an amendment to the Subscription Agreement to revise the PIPE Investment Amount to $8,840,000 (the “Subscription Agreement Amendment”) (see Note
10
).
Risks and Uncertainties
Results of operations and the Company’s ability to complete an initial Business Combination may be adversely affected by various factors that could cause economic uncertainty and volatility in the financial markets, many of which are beyond its control. The business could be impacted by, among other things, downturns in the financial markets or in economic conditions, inflation, increases in interest rates, adverse developments affecting the financial services industry, and geopolitical instability, such as the military conflict in the Ukraine and the middle east.
Any of the foregoing consequences, including those we cannot yet predict, may cause our business, financial condition, results of operations and the price of our ordinary shares to be adversely affected. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Going Concern Consideration
As of December 31, 2024 and 2023, the Company had $83,227 and $138,283 in cash, respectively, and working capital deficit of $4,056,679 and $1,676,487, respectively, excluding Marketing Securities held in the Trust Account and the Deferred Underwriter Fee liability. The Company has incurred losses from operations and has an accumulated deficit of $10,698,403 as of December 31, 2024.
The Company’s liquidity needs through December 31, 2024 had been satisfied through a payment from the Sponsor of $25,000 for Class B ordinary shares, par value $0.0001 per share (“Class B ordinary shares” and shares thereof, “founder shares”), the Initial Public Offering and the sale of the private placement warrants (see Note 3 and Note 4). Additionally, the Company drew on an unsecured promissory note to pay certain offering costs and an unsecured promissory note bearing interest at 4.75% per annum for working capital needs.
The Company has incurred and expects to continue to incur significant costs in pursuit of its financing and acquisition plans. These conditions raise substantial doubt about the Company’s ability to continue as a going concern for a period within one year after the date that the consolidated financial statements are issued. Management plans to address this uncertainty through related party loans from the Sponsor, an affiliate of the Sponsor, or certain of the Company’s officers and directors or their affiliates (“Working Capital Loans”) (see Note 5) and effecting a Business Combination. However, there is no assurance that the Company’s plans to raise capital or to consummate a Business Combination will be successful or successful within the Combination Period.
The Financial Statements do not include any adjustments that might result from the outcome of this uncertainty.